5. NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2024
Notes
5. NOTE RECEIVABLE

5.NOTE RECEIVABLE

The John Gray Note

On January 7, 2022, with an effective date of December 31, 2021, the Company purchased PsPortals, Inc. With this purchase ZenaTech acquired a non-interest-bearing note receivable from John Gray, its former majority shareholder.

The note receivable had a balance of $110 USD or $158 as of December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

The note receivable had a balance of $16,557 USD or $21,927 as of December 31, 2023. On December 31, 2023 the currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Note Receivable affiliate

ZenaTech, Inc. sold for $341,850 or $250,000 USD all ZenaPay, Inc. the wallet software assets to Epazz Limited, Ireland, a related party on October 2, 2023. The sale was in the form of a convertible promissory note with interest rate of 8% and 10-year terms. The sale note is convertible into Common Stock at 20% discount based on average closing price of trading day. ZenaPay, Inc., a Wyoming, USA corporation is a subsidiary of ZenaTech, Inc., a British Columbia corporation that provides software and cloud-based enterprise software solutions for e-commerce industry. Epazz Limited, Ireland is a subsidiary of Epazz, Inc., a company controlled by Shaun Passley, PhD (note 16).

The Company accrued $20,511 interest income related to this note as of December 31, 2024.